Note 10 - Income Taxes (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Year ended March 31,
	2012	2011
Deferred income tax assets:
Net operating losses	$30,731	$29,018
Accrued liabilities	61	374
Inventory allowance	260	212
Other items	42	13
Valuation allowance	(31,094)	(29,617)
Deferred tax asset	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year ended March 31,
	2012	2011
Combined basic US and Canadian statutory rates, respectively	35%	35%
Recovery of income taxes based on the above rates	$(183)	$(2,236)
Increase in income taxes resulting from:
Permanent difference—stock compensation	255	359
Permanent difference—meals & entertainment	13	10
Permanent difference—financing fees	—	860
Change in valuation allowance	(85)	1,007
	$—	$—